Inventories (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)
Classes of current inventories [abstract]
Finished products		$ 32,853			$ 36,603
Raw materials		5,331			4,756
Spare parts		1,198			1,118
Work in process		113			114
Inventories in transit		1,528			1,443
Total inventories		41,023		$ 2,214	$ 44,034
Inventory write-downs	$ 2,046	2,992	$ 2,006
Changes in inventories of finished goods and work in progress	209,410	221,540	204,688
Raw materials and consumables used	79,896	84,502	79,825
Cost of goods sold, inventories	$ 289,306	$ 306,042	$ 284,513